Property, Plant And Equipment, Net (Schedule Of Property, Plant And Equipment, Net) (Details) $ in Thousands		12 Months Ended
		Dec. 31, 2017 USD ($) ft²	Dec. 31, 2016 USD ($)
Property, Plant and Equipment, Net [Line Items]
Property, plant and equipment, gross		$ 1,495,224	$ 1,396,980
Accumulated depreciation	[1]	(999,508)	(922,871)
Depreciated cost		495,716	474,109
Land, Buildings And Leasehold Improvements
Property, Plant and Equipment, Net [Line Items]
Property, plant and equipment, gross	[1],[2]	473,483	450,301
Instruments, Machinery And Equipment
Property, Plant and Equipment, Net [Line Items]
Property, plant and equipment, gross	[1],[3]	882,858	807,791
Office Furniture And Other
Property, Plant and Equipment, Net [Line Items]
Property, plant and equipment, gross	[1]	90,602	83,431
Motor Vehicles And Airplanes
Property, Plant and Equipment, Net [Line Items]
Property, plant and equipment, gross	[1]	$ 48,281	$ 55,457
Israel
Property, Plant and Equipment, Net [Line Items]
Real estate owned, square feet | ft²		2,175,000
Real estate leased, square feet | ft²		2,206,000
U.S.
Property, Plant and Equipment, Net [Line Items]
Real estate owned, square feet | ft²		634,000
Real estate leased, square feet | ft²		661,000
Other Countries
Property, Plant and Equipment, Net [Line Items]
Real estate owned, square feet | ft²		891,000
Real estate leased, square feet | ft²		472,000

[1]	Net of investment grants received (mainly for instruments, machinery and equipment) in the amounts of $15,208 and $15,023 as of December 31, 2017 and 2016, respectively.
[2]	Set forth below is additional information regarding the real estate owned or leased by the Company:

	Israel(a)	U.S.(b)	Other Countries(c)
Owned	2,175,000 square feet	634,000 square feet	891,000 square feet
Leased	2,206,000 square feet	661,000 square feet	472,000 square feet

[3]	Includes equipment produced by the Company for its own use in the aggregate amount of $121,205 and $114,241 as of December 31, 2017 and 2016, respectively, and capitalized costs related to the new ERP system (see Note 2(N))